State Street Financial Select Sector SPDR Premium Income ETF Expense Example - State Street Financial Select Sector SPDR Premium Income ETF - State Street Financial Select Sector SPDR Premium Income ETF
Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	$ 113